Financial instruments	12 Months Ended
Nov. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
22.	Financial instruments
Overview
This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, currency risk and interest rate risk, and how the Company manages those risks. In addition to currency risk, the Company has exposure to risks from disputed accounts receivables.
Credit risk
Credit risk refers to the risk of a loss if a customer or
counterparty
to a financial instrument fails to meet its contractual obligations. The Company regularly monitors credit risk exposure and takes steps to mitigate the likelihood of this exposure resulting in losses.

The Company’s exposure to credit risk currently relates to accounts receivable with one major customer (refer to Note 26), other receivable and derivative financial assets which it manages by dealing only with highly rated Canadian financial institutions.
Included in the consolidated statements of financial position are trade receivables of $14,972 (2023 – $12,798). Management uses historical loss experience and adjust historical loss rates, when needed, to reflect information about current conditions and reasonable and supportable forecasts of future economic conditions. Under the terms of the agreement with its major customer, payment is due within
45
days and management monitors timely cash collection frequently. A significant increase in credit risk is presumed if the customer’s receivable is more than
15
days past due in making a contractual payment. Historically, the customer pays at the
45
days due date and the receivable has not been more than
15
days past due. As such, the Company has not incurred any losses in respect of its trade receivable with its major customer. As a result, no loss allowance has been recognized. As at November 30, 2024, no increase in credit risk has occurred related to trade receivables.
Financial instruments other than cash and trade and other receivables that potentially subject the Company to significant credit risk consists principally of bonds and money market funds. The Company invests its available cash in highly liquid fixed income instruments from governmental, paragovernmental, municipal and high-grade
corporate bodies and money market funds (2024 – $3,937; 2023 – $6,290). As at November 30, 2024, the Company believes it was not exposed to any significant credit risk. The Company’s maximum credit exposure corresponded to the carrying amount of these financial assets.
Liquidity risk
Liquidity risk refers to the risk that the Company will not be able to meet its financial obligations as they become due. As indicated in Note 24, the Company manages this risk through the management of its capital structure. It also manages liquidity risk by continuously monitoring actual and projected cash flows. The Board of Directors reviews and approves the Company’s operating and capital budgets, as well as any material transactions out of the ordinary course of business.
The Company has adopted an investment policy in respect of the safety and preservation of its capital designed to ensure that the Company’s liquidity needs are met. The instruments are selected with regards to the expected timing of expenditures and prevailing interest rates.
Until November 27,2024, pursuant to the Marathon Credit Agreement, the Company was required to maintain cash, cash equivalents and eligible short-term investments overtime between $15,000 to $20,000 based on the last twelve months adjusted EBITDA-based targets, which restricted the management of the Company’s liquidity. Refer to note 16.
The following are amounts due on the contractual maturities of financial liabilities as at November 30, 2024 and 2023.

					2024

	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$24,149	$24,149	$24,149	$-	$-

Long-term debt, including interest (1)	44,432	56,710	7,047	33,375	16,288

Lease liabilities	1,174	2,720	425	448	1,847

	$69,755	$83,579	$31,621	$33,823	$18,135

(1)	Based on actual interest rates.

					2023
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years
Accounts payable and accrued liabilities	$28,471	$28,471	$28,471	$-	$-
Facility loan, including interest (1)	57,974	80,141	17,416	50,348	12,377
Lease liabilities	994	1,108	487	516	105

	$87,439	$109,720	$46,374	$50,864	$12,482

(1)	Based on SOFR forward rates. The maturities above reflect the fact that the Marathon Credit Agreement has been amended in the subsequent event period and, as such, the contractual maturities are used.
Currency risk
The Company is exposed to financial risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than US$, primarily cash, sale of goods and expenses incurred in CA$ and euros.
Exchange rate fluctuations for foreign currency transactions can cause cash flows, as well as amounts recorded in the consolidated statements of net loss, to vary from period to period and not necessarily correspond to those forecasted in operating budgets and projections. Additional earnings variability arises from the translation of monetary assets and liabilities denominated in currencies other than the US$ at the rates of exchange at each consolidated statement of financial position date, the impact of which is reported as foreign exchange gain or loss in the consolidated statements of net loss
.

The following table presents the significant items in the original currencies exposed to currency risk as at November 30, 2024 and 2023.

		2024		2023
	CA$	EURO	CA$	EURO

Cash	663	27	358	123
Bonds and money market funds	5,516	-	8,543	-
Trade and other receivables	217	12	296	2
Tax credits and grants receivable	234	63	497	145
Accounts payables and accrued liabilities	(9,115)	(890)	(5,395)	(224)
Lease liabilities	(1,307)	(228)	(925)	(288)
Provisions	-	-	(326)	(3,192)

Total exposure	(3,792)	(1,016)	3,048	(3,434)
The following exchange rates are those applicable as at November 30, 2024 and 2023.

		2024		2023
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0.7339	0.7138	0.7404	0.7363
Euro – US$	1.0854	1.0563	1.0792	1.0903
Based on the Company’s foreign currency exposures noted above, varying the above foreign exchange rates to reflect a 5% strengthening of the CA$ or the euro would have an impact on net earnings for CA$ and in the accumulated other comprehensive loss for euro as follows, assuming that all other variables remained constant.

		2024		2023
	CA$	Euro	CA$	Euro

Positive (negative) impact	(190)	(51)	152	(172)
An assumed 5% weakening of the CA$ or of the euro would have had an equal but opposite effect on the above currencies in the amounts shown above, assuming that all other variables remained constant.
Interest rate risk
Interest rate risk refers to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Short-term
bonds held by the Company are invested at fixed interest rates and/or mature in the short term.
Long-term
bonds are also instruments that bear interest at fixed rates. The risk that the Company will realize a loss as a result of a decline in the fair value of its bonds is limited because these investments, although they are classified as fair value through OCI, are generally held until close to maturity. The unrealized gains or losses on bonds are recorded in accumulated other comprehensive income (loss).
Based on the value of the Company’s
short-
and
long-term
bonds as at November 30, 2024, an assumed 0.5% decrease in market interest rates would have increased the fair value of these bonds and the accumulated other comprehensive income (loss) by approximately $20 (2023 – $42); an assumed increase in market interest rates of 0.5% would have an equal but opposite effect, assuming that all other variables remained constant.
Cash and money market funds bear interest at variable rates. Trade and other receivables, accounts payable and accrued liabilities and provisions bear no interest.
Based on the average value of variable
interest-bearing
cash and money market funds during the year ended November 30, 2024 of $30,753 (2023 – $20,231), an assumed 0.5% increase in interest rates during such year would have increased future cash flows and net profit by approximately $154 (2023 – $101); an assumed decrease of 0.5% would have had an equal but opposite effect.
The TD Term Loan and the TD Revolver as at November 30, 2024 are variable rate debt based on SOFR. Based on the value of these loans as at November 30, 2024, an assumed 0.5% increase in SOFR rate would have decreased future cash flows and net profit by approximately $130 and an assumed increase of 0.5% would have had an equal but opposite effect.